Note 21 - Share-based Compensation Plans - Restricted Share Grants Available for Grant (Details) - Restricted share grants [member]	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Balance, beginning of year	2,717,774	3,004,624
Less: Granted	(2,305,128)	(788,211)
Add: Cancelled/forfeited	658,516	501,361
Balance, end of year	1,071,162	2,717,774